Note 6 - Exploration and Evaluation Assets - Acquisition of Project (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2021	Jul. 04, 2022
Statement Line Items [Line Items]
Recovery on grant of mineral property option	$ 1,379	$ 1,379	$ (0)
Almaden project [member]
Statement Line Items [Line Items]
Almaden Project carrying value - July 4, 2022				$ (1,110)
NevGold Corp [member]
Statement Line Items [Line Items]
Common shares receipt, fair value	$ 2,489	$ 2,489